Fair Value of Financial Instruments (Details) - Schedule of assets measured on a recurring basis at fair value - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents
Total cash equivalents	$ 196,296	$ 6,771	$ 5,275
Restricted cash equivalents
Total restricted cash equivalents		9,532	7,667
Marketable securities
Total marketable securities			9,352
Marketable securities – restricted
Total marketable securities – restricted	46,637	24,651	36,963
Money market accounts [Member]
Cash equivalents
Total cash equivalents	196,296	6,771	5,275
Restricted cash equivalents
Total restricted cash equivalents		6,201	1,896
Repurchase agreements [Member]
Restricted cash equivalents
Total restricted cash equivalents			2,000
Certificates of deposits [Member]
Restricted cash equivalents
Total restricted cash equivalents		3,331	3,771
Corporate debt securities [Member]
Marketable securities
Total marketable securities			7,852
Marketable securities – restricted
Total marketable securities – restricted	4,473	5,955
Asset backed securities [Member]
Marketable securities
Total marketable securities			1,500
Marketable securities – restricted
Total marketable securities – restricted	5,175	2,911	6,503
Corporate debt securities [Member]
Marketable securities – restricted
Total marketable securities – restricted			12,505
U.S. treasury securities [Member]
Marketable securities – restricted
Total marketable securities – restricted	22,308	6,994	11,682
Commercial paper [Member]
Marketable securities – restricted
Total marketable securities – restricted	14,681	8,791	6,273
Level 1 [Member]
Cash equivalents
Total cash equivalents	196,296	6,771	5,275
Restricted cash equivalents
Total restricted cash equivalents		9,532	5,667
Marketable securities
Total marketable securities
Marketable securities – restricted
Total marketable securities – restricted	20,313	6,994	10,627
Level 1 [Member] | Money market accounts [Member]
Cash equivalents
Total cash equivalents	196,296	6,771	5,275
Restricted cash equivalents
Total restricted cash equivalents		6,201	1,896
Level 1 [Member] | Repurchase agreements [Member]
Restricted cash equivalents
Total restricted cash equivalents
Level 1 [Member] | Certificates of deposits [Member]
Restricted cash equivalents
Total restricted cash equivalents		3,331	3,771
Level 1 [Member] | Corporate debt securities [Member]
Marketable securities
Total marketable securities
Marketable securities – restricted
Total marketable securities – restricted
Level 1 [Member] | Asset backed securities [Member]
Marketable securities
Total marketable securities
Marketable securities – restricted
Total marketable securities – restricted
Level 1 [Member] | Corporate debt securities [Member]
Marketable securities – restricted
Total marketable securities – restricted
Level 1 [Member] | U.S. treasury securities [Member]
Marketable securities – restricted
Total marketable securities – restricted	20,313	6,994	10,627
Level 1 [Member] | Commercial paper [Member]
Marketable securities – restricted
Total marketable securities – restricted
Level 2 [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents			2,000
Marketable securities
Total marketable securities			9,352
Marketable securities – restricted
Total marketable securities – restricted	26,324	17,657	26,336
Level 2 [Member] | Money market accounts [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents
Level 2 [Member] | Repurchase agreements [Member]
Restricted cash equivalents
Total restricted cash equivalents			2,000
Level 2 [Member] | Certificates of deposits [Member]
Restricted cash equivalents
Total restricted cash equivalents
Level 2 [Member] | Corporate debt securities [Member]
Marketable securities
Total marketable securities			7,852
Marketable securities – restricted
Total marketable securities – restricted	4,473	5,955
Level 2 [Member] | Asset backed securities [Member]
Marketable securities
Total marketable securities			1,500
Marketable securities – restricted
Total marketable securities – restricted	5,175	2,911	6,503
Level 2 [Member] | Corporate debt securities [Member]
Marketable securities – restricted
Total marketable securities – restricted			12,505
Level 2 [Member] | U.S. treasury securities [Member]
Marketable securities – restricted
Total marketable securities – restricted	1,995		1,055
Level 2 [Member] | Commercial paper [Member]
Marketable securities – restricted
Total marketable securities – restricted	14,681	8,791	6,273
Level 3 [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents
Marketable securities
Total marketable securities
Marketable securities – restricted
Total marketable securities – restricted
Level 3 [Member] | Money market accounts [Member]
Cash equivalents
Total cash equivalents
Restricted cash equivalents
Total restricted cash equivalents
Level 3 [Member] | Repurchase agreements [Member]
Restricted cash equivalents
Total restricted cash equivalents
Level 3 [Member] | Certificates of deposits [Member]
Restricted cash equivalents
Total restricted cash equivalents
Level 3 [Member] | Corporate debt securities [Member]
Marketable securities
Total marketable securities
Marketable securities – restricted
Total marketable securities – restricted
Level 3 [Member] | Asset backed securities [Member]
Marketable securities
Total marketable securities
Marketable securities – restricted
Total marketable securities – restricted
Level 3 [Member] | Corporate debt securities [Member]
Marketable securities – restricted
Total marketable securities – restricted
Level 3 [Member] | U.S. treasury securities [Member]
Marketable securities – restricted
Total marketable securities – restricted
Level 3 [Member] | Commercial paper [Member]
Marketable securities – restricted
Total marketable securities – restricted